Cover	Apr. 06, 2020
Entity Addresses
Document Type	8-K
Document Period End Date	Apr. 06, 2020
Entity Registrant Name	IQVIA HOLDINGS INC.
(State or other jurisdiction of incorporation)	DE
(Commission File Number)	001-35907
(IRS Employer Identification No.)	27-1341991
Entity Address, Street	83 Wooster Heights Road
Entity Address, City	Danbury
Entity Address, State	CT
Entity Address, Postal Zip Code	06810
City Area Code	203
Local Phone Number	448-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001478242
Amendment Flag	false
Principal executive offices
Entity Addresses
Entity Address, Street	4820 Emperor Blvd.
Entity Address, City	Durham
Entity Address, State	NC
Entity Address, Postal Zip Code	27703
City Area Code	919
Local Phone Number	998-2000